TAX MATTERS - RECOGNIZED AND UNRECOGNIZED DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 50,462	$ 115,200
Total deferred tax liabilities	$ 8,415	$ 5,098